Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

From time to time, we grant stock options to our employees, including our named executive officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first month of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in the preceding quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, pursuant to our non-employee director compensation policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” above. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee typically considers whether there is any material nonpublic information (“MNPI”) about the Company when approving stock option grant awards and determining the timing of such grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. However, with respect to annual refresh employee stock option grants, because the Compensation Committee has a practice of consistently granting such awards as soon as possible following the start of a new year, the Compensation Committee generally does not take MNPI into account when determining the timing of such awards and it does not seek to time the award of such stock options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first month of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in the preceding quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee typically considers whether there is any material nonpublic information (“MNPI”) about the Company when approving stock option grant awards and determining the timing of such grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI.
MNPI Disclosure Timed for Compensation Value	false